UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

2

Dreyfus Municipal
Bond Opportunity Fund

SEMIANNUAL REPORT October 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
29	Notes to Financial Statements
40	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Bond Opportunity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

     We are pleased to present this semiannual report for Dreyfus Municipal Bond Opportunity Fund, covering the six-month period from May 1, 2012, through October 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market generally advanced during the reporting period in response to positive supply-and-demand dynamics, improving credit conditions, and investors’ changing expectations of global and domestic economic conditions. While monthly variations in economic data have been pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. However, a number of headwinds remain, including the potential effects of the European financial crisis and slower growing emerging markets on U.S. exports.

In light of current uncertainties surrounding fiscal policy and tax reforms, the U.S. economic recovery appears likely to persist at subpar levels over the first half of 2013. However, the nation’s easy monetary policy and a successful resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy over the second half of the new year. As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through October 31, 2012, as provided by Daniel Rabasco and Mountaga Aw, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2012, Dreyfus Municipal Bond Opportunity Fund’s Class A shares produced a total return of 3.87%, Class C shares returned 3.47% and Class Z shares returned 3.90%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, achieved a total return of 3.34% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics continued to support municipal bond prices during the reporting period. The fund produced higher returns than its benchmark, mainly due to its emphasis on revenue-backed bonds over their general obligation counterparts.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds using fundamental analysis to estimate the relative value of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. In addition, we trade among the market’s various sectors — such as the pre-refunded, general obligation and revenue sectors — based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Dynamics Buoyed Municipal Bonds

The reporting period began in the immediate wake of several months of U.S. economic recovery, in which investors responded positively to employment gains and increased manufacturing activity. However, new macroeconomic developments in the spring called the sustainability of the recovery into question. Most notably, the U.S. labor market’s rebound slowed when the public sector shed jobs and the private sector’s employment gains proved more anemic than expected.

These headwinds sparked a renewed flight to perceived safe havens, such as U.S. Treasury securities. However, municipal bonds generally remained strong across the credit-quality range throughout the reporting period, in part due to robust demand as investors sought competitive levels of after-tax income in a low interest-rate environment. Municipal bond prices also responded positively to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board. Meanwhile, new issuance volumes remained relatively low as political pressure led to less borrowing for capital projects and municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the supply of tax-exempt securities. From a credit quality perspective, a number of state governments have taken the difficult steps necessary to reduce or eliminate budget deficits.

In this constructive environment, lower-rated and longer maturity municipal bonds led the market higher, while highly rated and shorter-term securities generally lagged market averages.

Credit Selections Buoyed Relative Performance

The fund benefited during the reporting period from its focus on higher yielding revenue-backed municipal bonds and a corresponding de-emphasis on lower yielding general obligation bonds.The fund received especially robust contributions to relative performance from overweighted exposure to municipal bonds backed by revenues from hospitals, airports, and the states’ settlement of litigation with U.S. tobacco companies. Moreover, the fund benefited from tactical trades in general obligation bonds from California and Illinois, whose securities had been punished by economic concerns and then rallied as those worries eased.

The fund’s performance also was helped by a relatively long duration posture when longer term yields fell. Finally, we successfully implemented strategies using derivative instruments, including U.S.Treasury futures contracts, to capture the benefits of changing yield differences between municipal bonds and other fixed-income securities.

Disappointments during the reporting period were relatively limited, concentrated mainly among higher quality, lower yielding market segments, such as securities backed by revenues from essential municipal services.

Adjusting to Changing Market Conditions

Even though recent domestic economic data has exhibited an improving trend, the U.S. economy remains vulnerable to uncertainty regarding future fiscal policies.We expect market volatility to increase at times amid potentially contentious negotiations to avert automatic federal tax hikes and spending cuts scheduled for early 2013. Therefore, we have continued to favor revenue-backed municipal bonds over their general obligation counterparts.We have set the fund’s average duration in a range we consider to be roughly in line with market averages and will continue to take advantage of attractive relative value opportunities provided by the market.

November 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Opportunity Fund from May 1, 2012 to October 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2012

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.78	$8.62	$4.52
Ending value (after expenses)	$1,038.70	$1,034.70	$1,039.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2012

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.74	$8.54	$4.48
Ending value (after expenses)	$1,020.52	$1,016.74	$1,020.77

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.68% for Class C and 88%
for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—.6%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	2,000,000	2,001,160
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000	983,980
Arizona—4.0%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,335,750
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	6,207,600
Phoenix Civic Improvement
Corporation, Junior Lien Water
System Revenue	5.00	7/1/17	3,405,000	4,054,436
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	4,650,000	4,469,720
California—14.2%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000	3,647,366
California,
GO (Insured; AMBAC)	6.00	2/1/18	2,245,000	2,798,527
California,
GO (Various Purpose)	5.25	10/1/20	2,300,000	2,804,137
California,
GO (Various Purpose)	5.75	4/1/31	7,725,000	9,166,949
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000	6,295,300
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000	3,673,680
California Health Facilities
Financing Authority, Revenue
(Providence Health and Services)	6.50	10/1/38	2,955,000	3,521,503

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	[a]	59,205
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,230,820
California State Public Works
Board, LR (Various
Capital Projects)	5.13	10/1/31	1,000,000		1,123,110
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000		3,173,081
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,362,740
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,585,000		1,418,559
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000	[a]	3,351,218
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000		6,020,450
Los Angeles Unified School
District, GO	5.00	7/1/18	7,210,000		8,806,006
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000		5,654,350
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000		1,706,160
San Bernardino
Community College
District, GO	6.25	8/1/33	2,000,000		2,398,680
San Diego County Regional
Transportation Commission,
Sales Tax Revenue	5.00	4/1/20	1,250,000		1,566,750

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado—1.7%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,245,000	1,328,527
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,104,360
Metro Wastewater Reclamation
District, Sewer Improvement
Revenue	5.00	4/1/17	1,925,000	2,285,283
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000	1,260,810
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	2,065,000	2,451,196
Connecticut—.7%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,000,000	3,515,160
Delaware—.6%
Delaware,
GO	5.00	10/1/16	2,500,000	2,938,450
Florida—5.1%
Broward County,
Port Facilities Revenue	5.00	9/1/22	3,285,000	3,790,824
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured;
Assured Guaranty Municipal Corp.)	5.55	1/1/23	895,000	896,423
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	3,000,000	3,500,010
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,340,000	2,704,385
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	3,500,000	4,084,885

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/21	2,500,000		3,165,150
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/22	1,625,000		1,962,903
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/19	2,325,000		2,888,766
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	215,000	[b]	58,037
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	[c]	1,355,669
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[c]	537,140
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,110,800
Georgia—3.7%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000		3,397,920
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000		4,399,977
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	2,875,000		3,262,981
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.00	1/1/20	6,290,000		7,677,700
Hawaii—.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000		1,130,630

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois—5.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,500,000	4,093,810
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	10,000,000	11,270,200
Illinois,
GO	5.00	8/1/24	1,000,000	1,131,070
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000	2,898,350
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	1,750,000	2,047,377
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,975,000	4,727,269
Indiana—.8%
Indiana Finance Authority,
First Lien Wastewater
Utility Revenue
(CWA Authority Project)	5.25	10/1/25	1,500,000	1,820,220
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	2,000,000	2,096,120
Kansas—.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,609,380
Kentucky—2.6%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,247,780

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kentucky (continued)
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,962,280
Louisiana—.4%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,254,740
Maine—.5%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	2,000,000	2,563,260
Maryland—2.4%
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/20	2,500,000	3,117,275
Maryland Transportation Authority,
Airport Parking Revenue
(Baltimore/Washington
International Thurgood
Marshall Airport Projects)	5.00	3/1/18	6,200,000	7,261,936
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/21	1,500,000	1,864,125
Massachusetts—3.9%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,669,650
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000	2,720,745
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	5,000,000	6,401,600
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000	2,056,863

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/42	2,500,000	2,911,800
Michigan—9.2%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000	3,678,330
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,500,000	2,713,900
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	2,500,000	2,988,300
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000	2,974,800
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/22	7,500,000	8,596,875
Michigan Municipal Bond Authority,
State Clean Water Revolving
Fund Revenue	5.00	10/1/23	6,340,000	7,490,203
Michigan Strategic Fund,
LOR (State of Michigan Cadillac
Place Office Building Project)	5.00	10/15/17	2,590,000	2,971,300
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	6,225,000	6,224,813
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	5,939,300
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/18	2,500,000	2,881,875
Missouri—.9%
Curators of the University of
Missouri, System
Facilities Revenue	5.00	11/1/19	2,500,000	3,137,525

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri (continued)
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project) (Prerefunded)	5.38	12/1/12	1,370,000	[a]	1,375,946
Nevada—.2%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	1,000,000		1,121,560
New Jersey—2.6%
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.25	12/15/19	3,000,000		3,732,210
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	6/15/31	1,250,000		1,504,250
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,945,000		1,903,260
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,000,000		957,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,135,000	[a]	5,338,500
New Mexico—1.0%
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000		5,168,700
New York—12.4%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000	[d,e]	11,602,903

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	6,042,200
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/32	1,850,000	2,178,671
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000	2,921,475
New York City,
GO	5.00	10/1/36	5,000,000	5,745,500
New York City Health and Hospital
Corporation, GO	5.00	2/15/18	5,265,000	6,198,485
New York City Industrial
Development Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/20	3,000,000	3,249,780
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	5,000,000	5,822,750
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000	3,648,150
New York Liberty
Development Corporation,
Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	1,000,000	1,168,950
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000	5,539,350
New York State Dormitory
Authority, Revenue
(State University
Educational Facilities)	7.50	5/15/13	2,500,000	2,597,925

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	8/15/18	5,000,000	6,126,500
North Carolina—.2%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	7.00	1/1/13	765,000	772,076
Ohio—.6%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,046,650
Oklahoma—.9%
Oklahoma Municipal Power
Authority, Power Supply
System Revenue	6.00	1/1/38	4,000,000	4,606,360
Pennsylvania—3.4%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000	3,253,547
Pennsylvania Economic
Development Financing
Authority, Unemployment
Compensation Revenue	5.00	7/1/22	3,000,000	3,445,800
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,890,000
Philadelphia School District,
GO	5.25	9/1/23	4,000,000	4,664,960
South Carolina—1.2%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,942,050
Tennessee—1.1%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States
Health Alliance)	6.00	7/1/38	2,435,000	2,827,790

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee (continued)
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/17	2,500,000	2,954,800
Texas—9.0%
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	5,000,000	5,412,150
Dallas Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/23	5,000,000	6,177,350
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	2,500,000	2,902,700
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/22	2,000,000	2,208,640
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/40	2,500,000	2,865,400
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	5,665,000	6,571,343
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	6,081,442
San Antonio,
Water System Revenue	5.00	5/15/36	3,945,000	4,538,367
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	2,875,000	2,897,540
University of Texas System Board
of Regents, Financing
System Revenue	5.00	8/15/17	5,000,000	5,995,850

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia—1.4%
Henrico County,
Public Improvement GO	5.00	7/15/17	2,845,000	3,420,657
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,305,000	3,803,130
Washington—3.5%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/17	2,180,000	2,525,268
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	5,000,000	6,112,950
Seattle,
Water System Revenue	5.00	9/1/22	2,735,000	3,489,887
Washington,
GO (Various Purpose)	5.00	7/1/16	2,500,000	2,902,775
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program—Toll Revenue)	5.00	6/1/33	2,255,000	2,654,654
West Virginia—1.1%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	5,000,000	5,821,800
Wisconsin—1.8%
Wisconsin,
GO	4.00	5/1/15	2,500,000	2,721,375
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,531,980
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,055,760
U.S. Related—1.8%
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000	1,097,940
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,000,000	1,069,170
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,500,000	1,681,665

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000		5,537,800
Total Long-Term Municipal Investments
(cost $459,244,156)					503,388,585

Short-Term
Municipal Investments—.5%
California—.3%
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.24	11/1/12	1,500,000	[f]	1,500,000
New York—.2%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.22	11/1/12	100,000	[f]	100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.26	11/1/12	1,100,000	[f]	1,100,000
Total Short-Term Municipal Investments
(cost $2,700,000)					2,700,000

Total Investments (cost $461,944,156)			99.7%		506,088,585
Cash and Receivables (Net)			.3%		1,622,766
Net Assets			100.0%		507,711,351

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Non-income producing—security in default.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2012, this security was valued at $11,602,903 or 2.3% of net assets.
f Variable rate demand note—rate shown is the interest rate in effect at October 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	15.8
AA		Aa		AA	32.5
A		A		A	35.6
BBB		Baa		BBB	7.1
BB		Ba		BB	1.5
B		B		B	2.5
F1		MIG1/P1		SP1/A1	.3
Not Rated[g]		Not Rated[g]		Not Rated[g]	4.7
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	21

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		461,944,156	506,088,585
Cash			152,441
Interest receivable			6,935,263
Receivable for shares of Beneficial Interest subscribed			19,430
Prepaid expenses			32,903
			513,228,622
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			391,438
Payable for floating rate notes issued—Note 4			4,845,000
Payable for shares of Beneficial Interest redeemed			156,515
Interest and expense payable related
to floating rate notes issued—Note 4			5,486
Accrued expenses			118,832
			5,517,271
Net Assets ($)			507,711,351
Composition of Net Assets ($):
Paid-in capital			494,929,347
Accumulated undistributed investment income—net			141,445
Accumulated net realized gain (loss) on investments			(31,503,870)
Accumulated net unrealized appreciation
(depreciation) on investments			44,144,429
Net Assets ($)			507,711,351

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	239,143,020	12,546,681	256,021,650
Shares Outstanding	18,261,166	955,768	19,549,260
Net Asset Value Per Share ($)	13.10	13.13	13.10

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	10,425,258
Expenses:
Management fee—Note 3(a)	1,403,191
Shareholder servicing costs—Note 3(c)	728,915
Distribution fees—Note 3(b)	50,838
Professional fees	46,726
Registration fees	26,693
Interest and expense related to floating rate notes issued—Note 4	23,055
Custodian fees—Note 3(c)	22,734
Prospectus and shareholders’ reports	18,507
Trustees’ fees and expenses—Note 3(d)	11,168
Loan commitment fees—Note 2	2,904
Miscellaneous	26,241
Total Expenses	2,360,972
Less—reduction in fees due to earnings credits—Note 3(c)	(375)
Net Expenses	2,360,597
Investment Income—Net	8,064,661
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,924,431
Net realized gain (loss) on financial futures	367,517
Net Realized Gain (Loss)	5,291,948
Net unrealized appreciation (depreciation) on investments	5,588,769
Net Realized and Unrealized Gain (Loss) on Investments	10,880,717
Net Increase in Net Assets Resulting from Operations	18,945,378

See notes to financial statements.

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Operations ($):
Investment income—net	8,064,661	19,733,002
Net realized gain (loss) on investments	5,291,948	12,015,713
Net unrealized appreciation
(depreciation) on investments	5,588,769	26,484,652
Net Increase (Decrease) in Net Assets
Resulting from Operations	18,945,378	58,233,367
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,732,635)	(9,305,877)
Class B Shares	—	(20,036)
Class C Shares	(159,258)	(432,566)
Class Z Shares	(4,031,323)	(9,823,657)
Total Dividends	(7,923,216)	(19,582,136)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,736,833	12,674,888
Class B Shares	—	162,750
Class C Shares	473,370	1,504,474
Class Z Shares	3,154,921	6,921,528
Dividends reinvested:
Class A Shares	2,694,986	6,600,723
Class B Shares	—	14,891
Class C Shares	107,463	281,279
Class Z Shares	3,019,298	7,297,662
Cost of shares redeemed:
Class A Shares	(14,352,736)	(29,495,384)
Class B Shares	—	(1,232,053)
Class C Shares	(2,285,125)	(1,627,193)
Class Z Shares	(7,755,860)	(20,371,121)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,206,850)	(17,267,556)
Total Increase (Decrease) in Net Assets	1,815,312	21,383,675
Net Assets ($):
Beginning of Period	505,896,039	484,512,364
End of Period	507,711,351	505,896,039
Undistributed investment income—net	141,445	—

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	648,335	1,019,158
Shares issued for dividends reinvested	—	531,701
Shares redeemed	(1,106,635)	(2,385,727)
Net Increase (Decrease) in Shares Outstanding	(458,300)	(834,868)
Class Bb
Shares sold	—	13,064
Shares issued for dividends reinvested	—	1,211
Shares redeemed	—	(98,670)
Net Increase (Decrease) in Shares Outstanding	—	(84,395)
Class C
Shares sold	44,750	121,443
Shares issued for dividends reinvested	—	22,595
Shares redeemed	(175,453)	(131,119)
Net Increase (Decrease) in Shares Outstanding	(130,703)	12,919
Class Z
Shares sold	243,404	554,644
Shares issued for dividends reinvested	232,154	587,938
Shares redeemed	(598,919)	(1,649,629)
Net Increase (Decrease) in Shares Outstanding	(123,361)	(507,047)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 29,619 Class B shares representing $369,815 were automatically converted to 29,642 Class A shares.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.81		11.85	12.35	11.65	12.56	13.10
Investment Operations:
Investment income—net[a]	.21		.49	.53	.55	.57	.57
Net realized and unrealized
gain (loss) on investments	.28		.96	(.50)	.70	(.91)	(.54)
Total from Investment Operations	.49		1.45	.03	1.25	(.34)	.03
Distributions:
Dividends from
investment income—net	(.20)		(.49)	(.53)	(.55)	(.57)	(.57)
Net asset value, end of period	13.10		12.81	11.85	12.35	11.65	12.56
Total Return (%)[b]	3.87	[c]	12.45	.20	10.91	(2.64)	.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	[d]	.94	.94	.93	1.00	1.17
Ratio of net expenses
to average net assets	.93	[d]	.89	.94	.93	.99	1.17
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.01	.01	.01	.07	.23
Ratio of net investment income
to average net assets	3.16	[d]	3.98	4.38	4.57	4.85	4.49
Portfolio Turnover Rate	10.55	[c]	40.38	21.95	22.61	56.67	77.20
Net Assets, end of period
($ x 1,000)	239,143		239,859	231,671	268,406	269,846	300,982

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.84		11.88	12.37	11.66	12.58	13.12
Investment Operations:
Investment income—net[a]	.16		.40	.44	.46	.49	.47
Net realized and unrealized
gain (loss) on investments	.28		.96	(.49)	.71	(.93)	(.53)
Total from Investment Operations	.44		1.36	(.05)	1.17	(.44)	(.06)
Distributions:
Dividends from
investment income—net	(.15)		(.40)	(.44)	(.46)	(.48)	(.48)
Net asset value, end of period	13.13		12.84	11.88	12.37	11.66	12.58
Total Return (%)[b]	3.47	[c]	11.59	(.46)	10.15	(3.42)	(.46)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68	[d]	1.69	1.69	1.69	1.76	1.91
Ratio of net expenses
to average net assets	1.68	[d]	1.63	1.69	1.69	1.75	1.91
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.01	.01	.01	.07	.23
Ratio of net investment income
to average net assets	2.40	[d]	3.23	3.61	3.80	4.12	3.74
Portfolio Turnover Rate	10.55	[c]	40.38	21.95	22.61	56.67	77.20
Net Assets, end of period
($ x 1,000)	12,547		13,955	12,750	15,476	14,702	12,586

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2012				Year Ended April 30,
Class Z Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	12.81		11.85	12.34	11.65	12.56	13.10
Investment Operations:
Investment income—net[a]	.21		.50	.54	.56	.58	.58
Net realized and unrealized
gain (loss) on investments	.29		.96	(.50)	.69	(.91)	(.54)
Total from Investment Operations	.50		1.46	.04	1.25	(.33)	.04
Distributions:
Dividends from
investment income—net	(.21)		(.50)	(.53)	(.56)	(.58)	(.58)
Net asset value, end of period	13.10		12.81	11.85	12.34	11.65	12.56
Total Return (%)	3.90	[b]	12.51	.34	10.87	(2.59)	.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88	[c]	.89	.88	.88	.94	1.08
Ratio of net expenses
to average net assets[b]	.88	[c]	.84	.88	.88	.94	1.08
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[c]	.01	.01	.01	.07	.23
Ratio of net investment income
to average net assets	3.21	[c]	4.03	4.44	4.62	4.90	4.53
Portfolio Turnover Rate	10.55	[b]	40.38	21.95	22.61	56.67	77.20
Net Assets, end of period
($ x 1,000)	256,022		252,082	239,092	263,072	247,849	284,168

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Opportunity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market condi-tions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy. Financial futures on municipal securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the secu-

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	506,030,548	58,037	506,088,585
Liabilities ($)
Floating Rate Notes†	—	(4,845,000)	—	(4,845,000)

†	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At October 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 4/30/2012	58,048
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(11)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 10/31/2012	58,037
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 10/31/2012	(11)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $36,909,340 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012. If not applied, $723,059 of the carryover expires in fiscal year 2016, $12,209,003 expires in fiscal year 2017, $20,082,904 expires in fiscal year 2018 and $3,894,374 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2012 was as follows: tax-exempt income $19,582,136. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition,ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting

Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 10, 2012, the $225 million unsecured credit facility with Citibank, N.A., was decreased to $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on October 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2012, the Distributor retained $8,577 from commissions earned on sales of the fund’s Class A shares and $1,768 from CDSCs on redemptions of the fund’s Class C shares.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2012, Class C shares were charged $50,838, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A and Class C shares and Class Z shares pay the Distributor at an annual rate of .20% of the value of the average daily net assets of Class Z shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2012, Class A, Class C and Class Z shares were charged $301,002, $16,946 and $255,893, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2012, the fund was charged $80,942 for transfer agency services and $2,478 for cash management services. Cash management fees were partially offset by earnings credits of $290.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2012, the fund was charged $22,734 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2012, the fund was charged $2,753 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $85.

During the period ended October 31, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $236,569, Distribution Plan fees $8,124, Shareholder Services Plan fees $96,668, custodian fees $11,129, Chief Compliance Officer fees $2,654 and transfer agency fees $36,294.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2012, amounted to $52,560,841 and $58,869,172, respectively.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended October 31, 2012, was approximately $4,845,000, with a related weighted average annualized interest rate of .95%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2012 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default.At October 31, 2012, there were no financial futures outstanding

At October 31, 2012, accumulated net unrealized appreciation on investments was $44,144,429, consisting of $44,436,868 gross unrealized appreciation and $292,439 gross unrealized depreciation.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 24, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods and ranked in the fourth quartile of the Performance Group for most of the periods.The Board also noted that the fund’s yield performance was at or above the Performance Group median for eight of the ten one-year periods ended June 30th, and above the Performance Universe median for all ten of the one-year periods ended June 30th, ranking in the first quartile of the Performance Group and Performance Universe for most of the periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund outperformed its Lipper category average in six of the ten calendar years, including 2011. Dreyfus representatives discussed with the Board the reasons for

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the relative underperformance of the fund’s total return compared to the Performance Group and Performance Universe medians for the various periods and the steps taken to improve performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with fund management’s efforts to improve performance, in light of the considerations described above.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

Not Applicable

Item 3.                        Audit Committee Financial Expert.

Not Applicable

Item 4.                        Principal Accountant Fees and Services.

Not Applicable

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December ,2012

By: /s/ James Windels
James Windels, Treasurer
Date:	December 19, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

5

Exhibit A

Persons Covered by the Code of Ethics

Bradley J. Skapyak	President	(Principal Executive Officer)

James Windels	Treasurer	(Principal Financial and Accounting Officer)

Revised as of January 1, 2010